Share based payments - Outstanding stock options (Details)		6 Months Ended
	Jun. 28, 2019 EquityInstruments Y	Jun. 30, 2019 USD ($) Y item shares	Jun. 30, 2019 EUR (€) EquityInstruments	Dec. 31, 2018 EquityInstruments EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares on conversion | shares		1
Amounts are paid or payable by the recipient on receipt of the option | $		$ 0
Other conditions attached to options | item		0
Vesting period		24 months
Exercise price per stock options			€ 113.49
Outstanding stock options			3,527,005	3,536,651
Option life (in years) | Y		10.00
2020 | 3.95
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options			€ 3.95
Outstanding stock options | EquityInstruments			15,200	18,200
2021 | 3.95
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options			€ 3.95
2023 | 2.44
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options			€ 2.44
Outstanding stock options | EquityInstruments			215,519	294,400
2023 | 80.82
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options			€ 80.82
Outstanding stock options | EquityInstruments			94,100	94,600
2023 | 86.32
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options			€ 86.32
Outstanding stock options | EquityInstruments			367,760	369,760
2024 | 3.95
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options			€ 3.95
Outstanding stock options | EquityInstruments			6,238	6,895
2024 | 2.44
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options			€ 2.44
Outstanding stock options | EquityInstruments			96,696	117,733
2024 | 2.44 - Expiry date 2024 option 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options			€ 2.44
Outstanding stock options | EquityInstruments			6,000	26,970
2024 | 7.17
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options			€ 7.17
Outstanding stock options | EquityInstruments			337,100	407,061
2025 | 11.44
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options			€ 11.44
Outstanding stock options | EquityInstruments			39,000	39,000
2025 | 10.34
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options			€ 10.34
Outstanding stock options | EquityInstruments			3,000	3,000
2025 | 9.47
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options			€ 9.47
Outstanding stock options | EquityInstruments			188,590	226,323
2026 | 11.38
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options			€ 11.38
Outstanding stock options | EquityInstruments			49,995	50,415
2026 | 11.47
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options			€ 11.47
Outstanding stock options | EquityInstruments			225,874	257,616
2026 | 14.13
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options			€ 14.13
Outstanding stock options | EquityInstruments			268,371	315,102
2027 | 18.41
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options			€ 18.41
Outstanding stock options | EquityInstruments			111,389	114,019
2027 | 21.17
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options			€ 21.17
Outstanding stock options | EquityInstruments			569,871	628,292
2028 | 80.82
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options			€ 80.82
Outstanding stock options | EquityInstruments			75,450	75,450
2028 | 86.32
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options			€ 86.32
Outstanding stock options | EquityInstruments			433,365	491,815
2024/2029 | 113.49
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price per stock options			€ 113.49
Outstanding stock options | EquityInstruments	423,487		423,487
Tranche One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		0.33%
Tranche Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		0.04%
Percentage of stock options granted		0.67%
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	100.00%
Vesting period	10 years
Option life (in years) | Y	10
Maximum | 2024/2029 | 113.49
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option life (in years) | Y	10
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	100.00%
Vesting period	5 years
Option life (in years) | Y	5
Minimum | 2024/2029 | 113.49
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option life (in years) | Y	5